Acquisitions and Other Business Activities (Schedule of Assumptions Applied in Merger) (Details) - MakerBot [Member]	Aug. 15, 2013 $ / shares
Business Acquisition [Line Items]
Risk-free interest rate	0.36%
Expected option term	1 year 4 months 17 days
Expected price volatility	59.41%
Dividend yield
Weighted average merger date fair value	$ 92.73